Securities (Available-for-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities
Amortized cost	$ 198,540	$ 166,348
Gross unrealized holding gains	4,382	4,117
Gross unrealized holding losses	(117)	(79)
Estimated fair value	202,805	170,386
U.S. Government agency obligations - government-sponsored enterprises
Schedule of Available-for-sale Securities
Amortized cost	16,177
Gross unrealized holding gains	61
Gross unrealized holding losses	(1)
Estimated fair value	16,237
Municipal obligations
Schedule of Available-for-sale Securities
Amortized cost	9,954	2,736
Gross unrealized holding gains	133	95
Gross unrealized holding losses	(31)	0
Estimated fair value	10,056	2,831
Collateralized mortgage obligations - government issued
Schedule of Available-for-sale Securities
Amortized cost	159,846	161,443
Gross unrealized holding gains	4,114	4,022
Gross unrealized holding losses	(74)	(64)
Estimated fair value	163,886	165,401
Collateralized mortgage obligations - government-sponsored enterprises
Schedule of Available-for-sale Securities
Amortized cost	12,563	2,169
Gross unrealized holding gains	74	0
Gross unrealized holding losses	(11)	(15)
Estimated fair value	$ 12,626	$ 2,154